Amounts due to banks and customer deposits (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deposits From Customers [Line Items]
Amounts due to banks	$ 6,570	$ 10,962
Customer deposits	448,284	419,838
of which: demand deposits	176,010	181,869
of which: retail savings / deposits	168,581	165,790
of which: time deposits	62,315	53,624
of which: fiduciary deposits	41,378	18,556
Total amounts due to banks and customer deposits	454,854	430,801
UBS AG
Deposits From Customers [Line Items]
Amounts due to banks	6,570	10,962
Customer deposits	450,591	421,986
of which: demand deposits	176,972	182,642
of which: retail savings / deposits	168,581	165,790
of which: time deposits	63,659	54,998
of which: fiduciary deposits	41,378	18,556
Total amounts due to banks and customer deposits	$ 457,161	$ 432,948